Significant Accounting Policies-Addittional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting policies_Receivables [Abstract]:
Allowance for doubtful accounts	$ 0	$ 1,495
Significant Accounting Policies_Vessels, Net [Abstract]
Estimated scrap rate	Approximately $0.250 per light weight ton
Estimated useful life	30 years
Significant Accounting Policies_Impairment of Long-Lived Assets [Abstract]
Estimated scrap rate	Approximately $0.250 per light weight ton
Growth rate	3.42%
Estimated useful life	30 years
Annual inflation rate	2.97%
Drydock and Special survey off-hire days range	16-30 days
Annual adjustment on management fees after December 31, 2012	4.00%
Fleet Utilization	99.20%
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0
Significant Accounting Policies_Reporting Assets Held for sale [Abstract]:
Number of vessels held for sale	0	0
Significant Accounting Policies_Derivative Financial Instruments [Abstact]
Hedge effectiveness criteria	80% to 125%
Significant Accounting policies_Capital Leases [Abstract]
Estimated useful life	30 years